UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857
                                                     ---------

                           OPPENHEIMER REAL ASSET FUND
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.2%
------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl.
AF2, 4.922%, 8/25/35 1                                                 $  9,947,848       $  9,909,806
------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2004-B, Cl. A2, 2.48%, 2/8/07                          363,669            363,628
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                  5,400,000          5,377,316
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-B, Cl. A2, 3.78%, 9/15/07                       4,349,618          4,340,796
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                   7,492,836          7,498,762
------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Series 1999-I, Cl. ECFD, 8.75%, 1/25/29 2            645,555            148,478
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                            4,561,000          4,524,307
------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed
Nts., Series 2000-14, Cl. 2, 8.61%, 9/30/08 2                             3,166,578            721,980
------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series
2004-2, Cl. A2, 2.41%, 2/15/07                                              372,598            372,371
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                   2,200,289          2,183,394
                                                                                          ------------
Total Asset- Backed Securities (Cost $38,502,742)                                           35,440,838

------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.9%
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.4%
------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.4%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                               449,790            470,452
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                     2,696,817          2,617,615
5%, 12/1/35 3                                                            19,600,000         18,852,750
6%, 7/1/17                                                                2,579,243          2,631,404
7%, 11/1/22-12/1/34                                                      11,729,149         12,225,896
8%, 4/1/16                                                                  232,176            247,436
9%, 8/1/22-5/1/25                                                            57,333             62,165
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates, Series
2116, Cl. ZA, 6%, 1/15/29                                                13,325,801         13,612,539
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. B, 12.904%, 7/1/26 4                1,408,637            317,693
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19-6/1/19                                                      7,489,993          7,257,509
4.50%, 12/1/20 3                                                         34,870,000         33,714,931
5%, 12/1/34 3                                                             6,188,000          5,954,019
5.50%, 12/1/20-12/1/35 3                                                165,966,000        164,057,760
6%, 8/1/16-11/1/32                                                       45,991,368         46,875,540
6%, 10/1/30 2                                                             9,171,980          9,252,814
6.50%, 12/1/28                                                            1,725,026          1,773,681
6.50%, 12/1/35 3                                                         66,365,000         67,961,875
7%, 11/1/17                                                               6,337,800          6,596,992
8.50%, 7/1/32                                                                43,907             47,554


1        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY CONTINUED
------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 294, Cl. 2, 13.309%, 2/1/28 4                                    $  1,120,755       $    249,350
Trust 321, Cl. 2, 13.89%, 3/1/32 4                                        4,977,889          1,195,917
Trust 333, Cl. 2, 12.512%, 3/1/33 4                                       2,323,176            552,504
Trust 346, Cl. 2, 15.122%, 12/1/33 4                                     20,274,172          4,787,177
                                                                                          ------------
                                                                                           401,315,573
------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                  84,446             91,152
                                                                                          ------------
                                                                                                91,152
------------------------------------------------------------------------------------------------------
NON-AGENCY--3.5%
------------------------------------------------------------------------------------------------------
COMMERCIAL--2.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-2, Cl. A4, 4.783%,
7/10/43 1                                                                 7,550,000          7,384,356
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    3,200,743          3,200,857
------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                     281,876            281,790
------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                    1,162,998          1,121,011
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                            1,132,479          1,143,639
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                   1,081,000          1,052,189
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                   2,050,000          2,012,144
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   4,340,000          4,302,576
------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                    1,370,000          1,351,254
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                                   736,567            711,809
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                 1,500,000          1,466,848
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40 5                   5,240,000          5,195,475
------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                     7,113,205          7,173,223
------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                   5,150,000          5,100,195
------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-N,
Cl. A10, 3.803%, 8/25/34 1                                                  170,960            171,004
                                                                                          ------------
                                                                                            41,668,370
------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.0%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                           15,740,133         16,000,837
                                                                                          ------------
Total Mortgage-Backed Obligations (Cost $459,031,241)                                      459,075,932


2        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--26.8%
------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.50%, 4/11/06 5                                                       $ 17,400,000       $ 17,291,093
3.125%, 11/15/06                                                             90,000             88,701
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.375%, 11/16/07                                                            130,000            129,269
5.25%, 1/15/06                                                           38,385,000         38,427,991
5.50%, 7/15/06 5                                                        136,211,000        137,009,878
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.50%, 6/15/06                                                           20,290,000         20,070,848
3.125%, 7/15/06 5                                                        68,000,000         67,404,048
5.25%, 6/15/06                                                           50,000,000         50,183,250
5.50%, 2/15/06 5                                                         18,000,000         18,043,506
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Sub. Nts., 5.50%, 5/2/06          25,000,000         25,126,525
------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
3.04%, 12/8/05 6                                                         10,000,000          9,994,079
3.27%, 12/29/05                                                          20,000,000         19,949,211
3.43%, 12/22/05                                                          15,000,000         14,969,988
3.78%, 3/16/06                                                           20,000,000         19,777,160
------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.875%, 9/15/10                                       2,665,000          2,601,291
                                                                                          ------------
Total U.S. Government Obligations (Cost $441,848,783)                                      441,066,838

------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
------------------------------------------------------------------------------------------------------
Quebec (Province of) Nts., 5.50%, 4/11/06                                 5,990,000          6,017,296
------------------------------------------------------------------------------------------------------
Quebec (Province of) Unsec. Debs., 6.50% 1/17/06                          2,800,000          2,808,109
                                                                                          ------------
Total Foreign Government Obligations (Cost $8,826,644)                                       8,825,405

------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--34.5%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.1%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Johnson Controls, Inc., 5% Sr. Unsec. Nts., 11/15/06                         50,000             49,953
------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.0%
American Honda Finance Corp., 4.224% Nts., 1/20/06 1,7                    6,500,000          6,499,487
------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 6.40% Nts., 5/15/06                    8,480,000          8,535,926
------------------------------------------------------------------------------------------------------
General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08              1,205,000            930,863
------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.50% Sr. Nts., 5/15/06 5                              1,215,000          1,224,469
                                                                                          ------------
                                                                                            17,190,745
------------------------------------------------------------------------------------------------------
MEDIA--2.2%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                           825,000            877,897
------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc., 6.30% Sr. Unsec. Nts., 12/15/05                      1,992,000          1,992,315
------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                 443,000            456,967
------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125% Bonds, 8/1/06                         9,145,000          9,198,901
------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 5                               890,000            934,682
------------------------------------------------------------------------------------------------------
Tribune Co., 6.875% Nts., 11/1/06                                         6,900,000          6,998,284
------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06 5                                   7,330,000          7,348,479
------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 6.75% Sr. Unsec. Nts., Series B, 3/30/06           8,299,000          8,355,292
                                                                                          ------------
                                                                                            36,162,817
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Kohl's Corp., 6.70% Unsec. Nts., 2/1/06                                   1,210,000          1,213,134


3        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY CONTINUED
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
Target Corp., 5.95% Sr. Unsec. Nts., 5/15/06                           $  5,139,000       $  5,164,433
                                                                                          ------------
                                                                                             6,377,567
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Lowe's Cos., Inc., 7.50% Sr. Unsec. Nts., 12/15/05                        4,500,000          4,503,177
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
NIKE, Inc., 5.50% Sr. Unsec. Nts., 8/15/06                                3,755,000          3,775,266
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Bottling Group LLC, 2.45% Sr. Unsec. Nts., 10/16/06                       3,870,000          3,789,667
------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.:
2.50% Unsec. Unsub. Nts., 9/15/06                                         2,175,000          2,134,184
5.375% Unsec. Unsub. Nts., 8/15/06                                        1,041,000          1,045,745
------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 5.95% Nts., 2/15/06                                  3,000,000          3,006,336
                                                                                          ------------
                                                                                             9,975,932
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                  460,000            467,761
------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (Canada), 5.58% Nts., 5/1/06 7                      2,000,000          2,008,940
                                                                                          ------------
                                                                                             2,476,701
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
General Mills, Inc., 3.875% Nts., 11/30/07                                  515,000            504,788
------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.189% Bonds, 12/1/05 7                                   150,000            150,000
------------------------------------------------------------------------------------------------------
McCormick & Co., Inc., 6.40% Nts., 2/1/06                                 4,815,000          4,829,599
                                                                                          ------------
                                                                                             5,484,387
------------------------------------------------------------------------------------------------------
ENERGY--1.9%
------------------------------------------------------------------------------------------------------
OIL & GAS--1.9%
Burlington Resources Finance Co., 5.60% Sr. Unsec. Nts., 12/1/06          8,075,000          8,123,167
------------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45% Nts., 10/15/06                                  8,695,000          8,743,796
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10 7                                                                11,550,000         11,443,613
------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.125% Unsec. Sub. Debs., 4/20/06             2,035,000          2,067,218
                                                                                          ------------
                                                                                            30,377,794
------------------------------------------------------------------------------------------------------
FINANCIALS--14.2%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts.,
2/15/08 5                                                                   470,000            458,807
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA):
4.166% Nts., 6/19/06 1                                                    2,500,000          2,504,340
5.75% Unsec. Nts., 4/15/07                                                  600,000            607,101
5.875% Nts., 8/1/06                                                       6,790,000          6,839,309
                                                                                          ------------
                                                                                            10,409,557
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.9%
ABN Amro Bank NV (Chicago Branch), 7.55% Unsec. Sub. Nts., 6/28/06        7,990,000          8,125,079
------------------------------------------------------------------------------------------------------
Bank of America Corp.:
3.875% Nts., 1/15/08 5                                                      500,000            490,873
4.75% Nts., 10/15/06                                                      2,945,000          2,945,224
------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 2.50% Sr. Nts., 3/30/06               1,000,000            993,727
------------------------------------------------------------------------------------------------------
First Tennessee Bank, 3.86% Certificate of Deposit, 3/21/06 1             4,500,000          4,465,341


4        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                      $    430,000       $    426,245
------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, 2.25% Nts., 5/1/06 7                          3,995,000          3,954,714
------------------------------------------------------------------------------------------------------
Household Finance Corp.:
6.50% Unsec. Nts., 1/24/06                                                  515,000            516,397
7.20% Sr. Unsec. Nts., 7/15/06                                            2,880,000          2,920,697
------------------------------------------------------------------------------------------------------
HSBC Bank plc, 7.625% Unsec. Sub. Nts., 6/15/06                           4,200,000          4,261,585
------------------------------------------------------------------------------------------------------
Huntington National Bank, 4.03% Nts., 12/1/05 1                           8,550,000          8,550,000
------------------------------------------------------------------------------------------------------
KeyCorp:
3.05% Sr. Nts., Series G, 11/22/06                                        5,000,000          4,902,370
6.75% Jr. Unsec. Sub. Nts., 3/15/06                                       1,700,000          1,709,360
7.50% Sub. Nts., 6/15/06                                                    395,000            400,352
------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, 6.50% Unsec. Sub. Nts., 1/15/06                  5,800,000          5,812,383
------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.75% Sr. Unsec. Nts., 8/1/06                          8,645,000          8,697,562
------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125% Nts., Series E, 10/15/06              4,356,000          4,384,284
------------------------------------------------------------------------------------------------------
Regions Bank, 3.97% Deposit Nts., 12/27/05 1,2                            5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                              2,185,000          2,161,688
------------------------------------------------------------------------------------------------------
Santander Financial Issuances Ltd., 7% Unsec. Sub. Nts., 4/1/06           1,000,000          1,006,644
------------------------------------------------------------------------------------------------------
Societe Generale New York, 7.40% Jr. Unsec. Sub. Nts., 6/1/06             4,840,000          4,902,697
------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
2.125% Sr. Nts., 1/30/06                                                  1,400,000          1,394,767
3.961% Nts., 3/24/06 1                                                    5,850,000          5,850,544
------------------------------------------------------------------------------------------------------
US Trust Co. New York, 4.165% Certificate of Deposit, 9/12/06 1           6,670,000          6,672,021
------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 4.375% Nts., 1/15/08                               515,000            508,780
------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.875% Unsec. Sub. Nts., 4/1/06                        1,300,000          1,308,715
------------------------------------------------------------------------------------------------------
Zions Bancorp, 2.70% Sr. Unsec. Nts., 5/1/06                              4,475,000          4,438,918
                                                                                          ------------
                                                                                            96,800,967
------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
SLM Corp., 2.75% Nts., 12/1/05                                              300,000            300,000
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
American Express Co., 5.50% Nts., 9/12/06 5                               2,220,000          2,232,858
------------------------------------------------------------------------------------------------------
Bank One Corp., 6.125% Unsec. Sub. Nts., 2/15/06                            100,000            100,272
------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
2.875% Sr. Nts., 9/29/06                                                  2,020,000          1,989,577
4.125% Sr. Nts., 2/21/06                                                  6,700,000          6,696,429
------------------------------------------------------------------------------------------------------
Citicorp, 7.75% Sub. Nts., 6/15/06                                        5,790,000          5,875,900
------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
3.50% Nts., 2/1/08                                                          800,000            778,076
5.75% Sr. Unsec. Nts., 5/10/06                                              170,000            170,821
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 4.125% Nts., 1/15/08 5                   1,000,000            984,837
------------------------------------------------------------------------------------------------------
ING Security Life Institutional Funding, 4.28% Sr. Nts.,
1/27/06 1,7                                                               4,810,000          4,809,683
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
4% Nts., 2/1/08                                                             800,000            786,705
5.625% Sr. Unsub. Nts., 8/15/06                                           8,160,000          8,205,394
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
6.25% Sr. Unsec. Nts., 5/15/06                                            6,650,000          6,693,910
6.625% Unsec. Nts., 2/5/06                                                  970,000            973,288
------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                           500,000            506,541


5        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Merrill Lynch & Co., Inc.:
2.47% Nts., Series B, 3/10/06                                          $     50,000       $     49,735
4% Nts., Series B, 11/15/07                                                 410,000            403,796
------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.10% Unsec. Unsub. Bonds, 4/15/06                        7,510,000          7,547,272
------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.25% Sr. Nts., 3/27/06 1                     1,800,000          1,801,474
------------------------------------------------------------------------------------------------------
Principal Life Global Funding, 6.125% Sec. Nts., 3/1/06 7                 9,125,000          9,156,417
------------------------------------------------------------------------------------------------------
Salomon, Inc., 6.75% Nts., 1/15/06                                          600,000            601,502
                                                                                          ------------
                                                                                            60,364,487
------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
Allstate Financial Global Funding, 6.15% Bonds, 2/1/06 7                  1,250,000          1,253,101
------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding II, 2.625% Nts., 10/22/06 7             1,495,000          1,463,067
------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (USA), 6.95% Surplus Nts.,
12/1/05 7                                                                 4,950,000          4,950,000
------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06       12,260,000         12,121,646
------------------------------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 7                                                          760,000            760,540
5.625% Nts., 6/27/06 7                                                      800,000            803,754
------------------------------------------------------------------------------------------------------
Loews Corp., 6.75% Unsec. Nts., 12/15/06                                  4,680,000          4,745,623
------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                         1,130,000          1,093,281
------------------------------------------------------------------------------------------------------
Monumental Global Funding II:
3.85% Nts., 3/3/08 7                                                      1,120,000          1,094,957
6.05% Sec. Nts., 1/19/06 7                                                6,310,000          6,321,333
------------------------------------------------------------------------------------------------------
Nationwide Life Global Funding I, 4.506% Sr. Nts., 1/27/06 1,7              962,000            962,013
------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 7                           1,800,000          1,747,148
------------------------------------------------------------------------------------------------------
Protective Life US Funding Trust, 4.588% Sr. Sec. Nts.,
2/17/06 1,7                                                               1,828,000          1,829,005
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 6.375% Sr. Nts., 7/23/06 7           9,825,000          9,919,615
------------------------------------------------------------------------------------------------------
Teachers Insurance & Annuity Assn. Global Markets, Inc.:
2.75% Sr. Unsec. Nts., 1/13/06 7                                          2,964,000          2,957,690
3.875% Sr. Unsec. Nts., 1/22/08 7                                         1,750,000          1,715,404
                                                                                          ------------
                                                                                            53,738,177
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                               1,260,000          1,390,533
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Countrywide Home Loans, Inc.:
3.50% Nts., Series K, 12/19/05                                            4,810,000          4,808,350
5.50% Nts., 8/1/06                                                        4,200,000          4,221,265
5.50% Nts., Series K, 2/1/07 5                                              635,000            638,447
------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 7.50% Sr. Unsec. Nts., 8/15/06                   1,690,000          1,720,052
                                                                                          ------------
                                                                                            11,388,114
------------------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Glaxo Wellcome plc, 6.125% Sr. Unsec. Unsub. Nts., 1/25/06                7,110,000          7,125,073
------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 5.25% Unsec. Nts., 7/1/06                              1,185,000          1,187,366
------------------------------------------------------------------------------------------------------
Pharmacia Corp., 5.75% Sr. Unsec. Nts., 12/1/05                           5,000,000          5,000,000
                                                                                          ------------
                                                                                            13,312,439


6        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.3%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                   $  6,661,000       $  6,698,828
------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                              8,126,000          8,041,481
------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06               2,222,000          2,257,981
                                                                                          ------------
                                                                                            16,998,290
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Dun & Bradstreet Corp., 6.625% Sr. Unsec. Nts., Series B, 3/15/06         4,810,000          4,833,973
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Capital Corp.:
2.85% Nts., Series A, 1/30/06                                                25,000             24,943
5.35% Nts., Series A, 3/30/06                                             3,850,000          3,860,006
------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 6.375% Sr. Unsec. Nts., Cl. A, 3/15/06            2,860,000          2,874,595
------------------------------------------------------------------------------------------------------
Textron Financial Corp., 2.75% Nts., Series E, 6/1/06                     8,830,000          8,752,870
                                                                                          ------------
                                                                                            15,512,414
------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Caterpillar Financial Services Corp.:
2.65% Nts., Series F, 1/30/06                                             2,200,000          2,193,904
5.95% Sr. Nts., 5/1/06                                                    3,700,000          3,720,180
------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., 6.25% Nts., 5/15/06                              5,805,000          5,846,140
                                                                                          ------------
                                                                                            11,760,224
------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 6.45% Unsec. Nts., 7/15/06                 4,905,000          4,952,377
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Hewlett-Packard Co., 3.375% Nts., Series A, 12/15/05                      8,690,000          8,687,619
------------------------------------------------------------------------------------------------------
MATERIALS--0.9%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Dow Chemical Co. (The), 8.625% Unsec. Debs., 4/1/06                       7,265,000          7,348,039
------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co., 8.25% Unsec. Debs., 9/15/06                 1,000,000          1,026,494
------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc., 6.45% Sr. Unsec. Unsub.
Nts., 5/15/06                                                             6,233,000          6,272,442
                                                                                          ------------
                                                                                            14,646,975
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
BellSouth Corp., 5% Nts., 10/15/06                                        8,732,000          8,750,861
------------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.875% Nts., 12/15/05                     7,232,000          7,237,880
------------------------------------------------------------------------------------------------------
France Telecom SA, 7.20% Sr. Unsec. Nts., 3/1/06 1                        8,565,000          8,621,803
------------------------------------------------------------------------------------------------------
GTE Corp., 6.36% Unsec. Debs., 4/15/06                                    1,055,000          1,061,086
------------------------------------------------------------------------------------------------------
GTE Southwest, Inc., 6.54% Unsec. Debs., Series B, 12/1/05                1,000,000          1,000,000
------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                          9,000,000          9,038,277
------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.75% Sr. Unsec. Unsub. Nts.,
12/1/05                                                                   4,210,000          4,210,000
------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                  860,000            864,340
                                                                                          ------------
                                                                                            40,784,247
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06               8,210,000          8,265,738
------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78% Unsec. Nts., 8/17/06                          9,290,000          9,282,652


7        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES CONTINUED
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Vodafone Group plc, 3.95% Unsec. Nts., 1/30/08                         $    860,000       $    844,039
                                                                                          ------------
                                                                                            18,392,429
------------------------------------------------------------------------------------------------------
UTILITIES--4.1%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
Alabama Power Co.:
2.65% Nts., 2/15/06                                                         780,000            777,475
2.80% Sr. Unsec. Unsub. Nts., Series Y, 12/1/06                           6,080,000          5,964,237
------------------------------------------------------------------------------------------------------
Commonwealth Edison Co., 8.25% First Mtg. Nts., Series 76, 10/1/06        2,235,000          2,294,480
------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, 6.625% Unsec. Debs., Series
2000-C, 12/15/05                                                          6,910,000          6,913,379
------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               615,000            620,003
------------------------------------------------------------------------------------------------------
Florida Power & Light Co., 6.875% Sec. Bond, 12/1/05                      5,945,000          5,945,000
------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25% Nts., 4/11/06                              1,305,000          1,298,633
------------------------------------------------------------------------------------------------------
Georgia Power Co., 5.50% Sr. Unsec. Unsub. Nts., Series C, 12/1/05        3,715,000          3,715,000
------------------------------------------------------------------------------------------------------
MidAmerican Energy Co., 6.375% Nts., 6/15/06                              4,448,000          4,488,761
------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                   910,000            903,381
------------------------------------------------------------------------------------------------------
PacifiCorp, 5.65% Bonds, 11/1/06                                          5,965,000          6,006,791
------------------------------------------------------------------------------------------------------
PP&L Resources, Inc., 6.55% Bonds, 3/1/06                                 1,250,000          1,255,848
------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06                               465,000            467,336
------------------------------------------------------------------------------------------------------
PSI Energy, Inc., 6.65% Sr. Sec. Bonds, Series EEE, 6/15/06               3,400,000          3,435,088
------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.75% Sr. Unsec. Unsub. Nts.,
Series A, 3/31/06                                                         2,587,000          2,595,615
                                                                                          ------------
                                                                                            46,681,027
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Baltimore Gas & Electric Co., 5.25% Unsec. Nts., 12/15/06                 4,800,000          4,819,234
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
NiSource Finance Corp., 3.20% Nts., 11/1/06                                 680,000            669,531
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
Consolidated Natural Gas Co., 5.375% Sr. Unsec. Unsub. Nts.,
Series B, 11/1/06                                                         5,000,000          5,020,805
------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75% Sec. Bonds, 5/15/06                     2,420,000          2,452,668
------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/06             8,414,000          8,444,232
                                                                                          ------------
                                                                                            15,917,705
                                                                                          ------------
Total Corporate Bonds and Notes (Cost $570,659,775)                                        568,734,658
------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--12.3%
------------------------------------------------------------------------------------------------------
AIG International, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 3.096%,
1/26/06 8                                                                24,000,000         30,532,920
Goldman Sachs Commodity Index Total Return Linked Nts., 4.66%,
11/9/06 8                                                                40,000,000         36,276,720
------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 3.39%,
3/21/06 8                                                                29,000,000         33,922,692
Goldman Sachs Commodity Index Total Return Linked Nts., 3.503%,
3/31/06 8                                                                39,000,000         36,237,435


8        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
-------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.659%, 11/30/07 1                                      $  8,813,827     $    8,714,716
-------------------------------------------------------------------------------------------------------
Eksportfinans AS, Goldman Sachs Commodity Index Excess Return
Linked Nts., 1.70%, 12/5/05 8                                            18,000,000         20,846,592
-------------------------------------------------------------------------------------------------------
Koch Industries, Inc.:
Goldman Sachs Energy Total Return Index Linked Nts., 4.02%,
3/1/06 1,9                                                               10,000,000         12,506,970
Goldman Sachs Energy Total Return Index Linked Nts., 4.02%,
5/5/06 1,9                                                               20,000,000         23,896,660
                                                                                        ---------------
Total Structured Notes (Cost $188,907,028)                                                 202,934,705

-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.4%
-------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 4.10%, 6/21/06 1                             8,575,000          8,575,420
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.37%, 12/7/05                          15,000,000         14,991,575
                                                                                        ---------------
Total Short-Term Notes (Cost $23,566,220)                                                   23,566,995

-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.3% 10
-------------------------------------------------------------------------------------------------------
Undivided interest of 33.73% in joint repurchase agreement
(Principal Amount/Value $500,866,000, with a maturity value of
$500,920,678) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.93%, dated 11/30/05, to be repurchased at
$168,980,445 on 12/1/05, collateralized by U.S. Treasury Bonds,
6.25%--8.125%, 5/15/16--8/15/23, with a value of $511,359,151
(Cost $168,962,000)                                                     168,962,000        168,962,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,900,304,433)                             115.9%     1,908,607,371
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (15.9)      (261,791,313)
                                                                       --------------------------------
Net Assets                                                                    100.0%    $1,646,816,058
                                                                       ================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2005 was $15,123,272, which represents 0.92% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. When-issued security or forward commitment to be delivered and settled after November 30, 2005. See accompanying Notes to Quarterly Statement of Investments..

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,102,641 or 0.43% of the Fund's net assets as of November 30, 2005.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $142,575,475. See accompanying Notes to Quarterly Statement of Investments.

6. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                   CONTRACTS    EXPIRATION       EXERCISE         PREMIUM
                             SUBJECT TO CALL          DATE          PRICE        RECEIVED           VALUE
---------------------------------------------------------------------------------------------------------
Sugar #11 Futures, 2/28/06                63       12/9/05   $     13.000   $       4,234      $    2,822

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $73,800,481 or 4.48% of the Fund's net assets as of November 30, 2005.

8. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

9. Security is linked to the Goldman Sachs Energy Total Return Index. The index currently contains six commodities from the energy sector. Individual components in the index are weighted by their respective world production values.

10. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

9        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,900,304,433
Federal tax cost of other investments            312,075,996
                                              ---------------
Total federal tax cost                        $2,212,380,429
                                              ===============

Gross unrealized appreciation                 $   43,658,041
Gross unrealized depreciation                    (36,067,658)
                                              ---------------
Net unrealized appreciation                   $    7,590,383
                                              ===============



NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of November 30, 2005, the market value of these securities comprised 12.3% of the Fund's net assets and resulted in unrealized cumulative gains of $14,027,677.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2005, the Fund had purchased $446,779,817 of


10        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

securities issued on a when-issued basis or forward commitment and sold $157,123,426 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


11        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                                   UNREALIZED
                                                    EXPIRATION      NUMBER OF            VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                                     DATES      CONTRACTS          NOVEMBER 30, 2005       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

AGRICULTURE

Corn                                                   3/14/06           1,996           $     20,134,650       $   (614,150)

Cotton No. 2                                            3/9/06             116                  3,032,240           (145,880)

Soybean                                                1/12/06             298                  8,314,200           (623,376)

Wheat                                                  3/14/06           2,197                 35,234,388           (760,556)

ENERGY
                                                     1/16/06 -
Brent Crude Oil                                        2/13/06           2,376                133,134,180         (4,231,117)

                                                    12/20/05 -
Crude Oil                                              1/20/06           4,982                288,725,940         (2,476,875)

                                                    12/12/05 -
Gas Oil                                                2/10/06             928                 48,087,917         (1,991,803)

                                                    12/30/05 -
Heating Oil                                            1/31/06           1,194                 85,426,143         (4,210,973)

                                                    12/28/05 -
Natural Gas                                            1/27/06           1,240                157,069,800          4,184,050

                                                    12/30/05 -
Unleaded Gasoline                                      1/31/06           1,103                 70,007,880         (3,367,260)

LIVESTOCK
                                                     1/26/06 -
Cattle Feeder                                          3/30/06             149                  8,673,613            443,814

                                                     2/14/06 -
Lean Hogs                                              4/17/06             873                 23,819,320            403,004

                                                    12/30/05 -
Live Cattle                                            2/28/06             874                 33,241,600            941,636

INDUSTRIAL METALS

Copper                                                 3/29/06             667                 32,116,050          3,623,716

                                                    12/21/05 -
London Metals Exchange Aluminum High Grade             4/19/06             985                 52,291,969          4,755,975

London Metals Exchange Lead                            4/19/06             296                  7,599,800            617,637

London Metals Exchange Nickel                          4/19/06              91                  6,978,972           (462,879)


12        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                         1/18/06 -
London Metals Exchange Zinc                4/19/06        280        11,967,763           671,664

PRECIOUS METALS

Gold (100 Oz.)                             4/26/06        411        20,673,300           192,143

Silver                                     5/26/06         56         2,361,800            (7,112)

SOFTS

Coffee, Cl. C                              3/21/06        204         7,420,500          (718,616)

Sugar #11                                  2/28/06      1,601        22,288,482         1,696,897

GOVERNMENTS

U.S. Treasury Nts., 10 yr.                 3/22/06         57         6,186,281           (15,297)
                                                                                    --------------
                                                                                       (2,095,358)
                                                                                    --------------
CONTRACTS TO SELL

AGRICULTURE

Wheat                                      3/14/06        390         7,224,750            20,147

SOFTS

Cocoa                                      3/16/06        126         1,782,900           (25,525)

GOVERNMENTS

U.S. Long Bonds                            3/22/06        300        33,609,375           189,011

                                        12/30/05 -
U.S. Treasury Nts., 2 yr.                  3/31/06      3,396       696,661,344         1,078,216

                                        12/20/05 -
U.S. Treasury Nts., 5 yr.                  3/22/06        158        16,744,656            79,210

U.S. Treasury Nts., 10 yr.                12/20/05        160        17,397,500            40,341
                                                                                    --------------
                                                                                        1,381,400
                                                                                    --------------
                                                                                    $    (713,958)
                                                                                    ==============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether


13        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended November 30, 2005 was as follows:

                                                   CALL OPTIONS                            PUT OPTIONS
                               --------------------------------       ---------------------------------

                                     NUMBER OF                              NUMBER OF
                                     CONTRACTS         PREMIUMS             CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2005                             --     $        --                    127     $     12,076
Options written                            232         379,690                    202           51,750
Options closed or expired                 (169)       (375,456)                  (233)         (57,226)
Options exercised                           --              --                    (96)          (6,600)
                               ------------------------------------------------------------------------
Options outstanding as of
November 30, 2005                           63     $      4,234                    --     $        --
                               ========================================================================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of November 30, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                                  NOTIONAL   TERMINATION        UNREALIZED
COUNTERPARTY     SWAP DESCRIPTION                                                       AMOUNT         DATES      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank    Received or paid monthly. The Counterparty pays the Fund a
AG               Floating Payment which is the sum of the Notional Amount,
                 the Lehman Brothers CMBS Index Spread and the Financial Spread
                 on the initial Notional Amount for the Swap Interest Accrual
                 Period. In addition, the Counterparty, pays the Fund the
                 Total Return Amount if it is a positive value for a given
                 Index Period.  If it is a negative, the Fund pays the
                 Counterparty the absolute value of the Total Return Amount
                 for a given Index Period, on each Payment Date.                $    50,000,000       3/1/06    $           --
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs    Received or paid monthly. If the sum of the Lehman Brothers
Group, Inc.      CMBS Index Payer Payment Amount and the Floating Rate Payer
(The)            Payment Amount is positive, the Counterparty will pay such amount to the Fund. If the sums are negative, then the Fund shall pay the absolute value of such amount to the
                 Counterparty.                                                       40,000,000       6/1/06                --
                                                                                                                --------------
                                                                                                                $           --
                                                                                                                ==============

                 Abbreviations are as follows:
                 LIBOR    London-Interbank Offered Rate
                 CMBS     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of November 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its


14        |       OPPENHEIMER REAL ASSET FUND

Oppenheimer Real Asset Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


15        |       OPPENHEIMER REAL ASSET FUND




ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Asset Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006